Reserves (Details Narrative)	12 Months Ended
	Apr. 30, 2026 USD ($) shares	Apr. 30, 2026 SGD ($) shares	Dec. 12, 2024 shares
IfrsStatementLineItems [Line Items]
Shares issued | shares			200,000
Total consideration	$ 1
Ordinary shares [member] | Mr. Lim [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares	500,000	500,000
Total consideration		$ 500,000
Ordinary shares [member] | Herlin [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares	500,000	500,000
Total consideration		$ 500,000
Ordinary shares [member] | Elec [member]
IfrsStatementLineItems [Line Items]
Recognized merger reserve		$ 999,999